LAZARD ASSET MANAGEMENT LLC

INVESTMENT SUB-ADVISORY AGREEMENT

THIS INVESTMENT SUB-ADVISORY AGREEMENT (the “Agreement”) is entered into as of November 1, 2023 by and between Lazard Asset Management LLC (the “Sub-Adviser”), and Versus Capital Advisors LLC (the “Adviser”), on behalf of Versus Capital Infrastructure Income Fund (the “Fund”).

In consideration of the mutual covenants herein, the Adviser and the Sub-Adviser agree as follows:

1.Appointment of the Sub-Adviser.  The Adviser hereby appoints, for the period and on the terms set forth in this Agreement, the Sub-Adviser, an investment sub-adviser, to manage certain assets of the Fund (which, together with all investments and reinvestments made and the proceeds and all earnings and profits of and on such moneys, investments and reinvestments, less all withdrawals, are referred to herein as the “Assets”) which from time to time are being held in an account of the Fund established by the Adviser (the “Account”) and maintained by the Fund’s appointed custodian (the “Custodian”).

The Adviser understands and agrees that custody and brokerage executions of Account assets will be maintained with the independent custodian(s) selected by the Adviser and approved by the Trustees of the Fund.  The Sub-Adviser will not have custody of any assets in the Account.  The Sub-Adviser shall not be responsible for any acts or omissions of the Custodian.

2.Investment Management Services.  The Sub-Adviser shall invest the Assets in accordance with the investment objectives and strategy described in the Fund’s prospectus and statement of additional information (the “Prospectus”) and subject to the investment guidelines described in the Investment Guidelines side letter (the “Investment Guidelines”), which may from time to time be amended, supplemented, revised or restated.  The Investment Guidelines shall not be amended without the prior written consent of both parties.  The Sub-Adviser shall exercise reasonable care in the performance of its duties under the Agreement and will conduct its activities hereunder in compliance with the applicable requirements of the Investment Company Act of 1940, as amended, and all rules and regulations thereunder (the “1940 Act”), all other applicable federal and state laws, any applicable procedures adopted by the Fund’s Trustees that have been provided to the Sub-Adviser, and the Fund’s Amended and Restated Declaration of Trust, each as may be amended from time to time; provided that the Adviser has promptly notified the Sub-Adviser of any such amendments (collectively with the Prospectus and the Investment Guidelines, the “Investment Requirements”).  The Sub-Adviser shall give prior notice in writing to the Adviser of any change in the officers of the Sub-Adviser or senior investment advisory personnel responsible for the Account.  For the avoidance of doubt, the Sub-Adviser acknowledges and agrees that the various investment management and other services provided for in this Agreement and to be performed by the Sub-Adviser with respect to the Assets will apply to the portion of the Fund’s assets that the Adviser or the Trustees of the Fund shall from time to time designate, which may consist of all or a portion of the Fund’s assets.  Except as expressly set forth in this Agreement, the Sub-Adviser shall not be responsible for aspects of the Fund’s investment program other than the management of the Assets in accordance with the Agreement and the Investment Requirements.

3.Authority of the Sub-Adviser.  The Sub-Adviser shall have full discretion and authority, without obtaining the Adviser’s prior approval, to manage the investment and reinvestment of the Assets placed under the authority of the Sub-Adviser consistent with the investment objectives and strategy referred to in Section 2 above and subject to the Investment Requirements.  In furtherance of the foregoing, the Sub-Adviser shall have full discretion to carry out the following with respect to the Assets:

(a)to invest in, trade, buy, sell, and otherwise acquire, hold, dispose of, and deal in (and to direct the Custodian to do any of the foregoing) the Assets;

(b)to direct the Custodian to deliver funds or financial instruments for the purpose of settling trades, and to instruct the Custodian to exercise or abstain from exercising any privilege or right attaching to the Assets;

(c)upon prior written notice to the Adviser, to effectuate the opening of accounts and execution of documents, indemnities and representation letters on the Adviser’s behalf as may in the Sub-Adviser’s judgment be necessary, advisable or incidental to the performance of its obligations under the Agreement (including, without limitation, the Investment Requirements);

(d)to the extent permitted under the Fund’s Prospectus, to negotiate, enter into and perform any contracts including, but not limited to, International Swaps & Derivatives Association (ISDA) Master Agreements, Master Securities Forward Transaction Agreements, Credit Support Annexes, Master Repurchase Agreements (and any schedules thereto and any other derivatives and securities documentation), and agreements and undertakings in connection with the Account on the Adviser’s behalf as may in the Sub-Adviser’s judgment be necessary, advisable or incidental to the performance of its obligations under the Agreement (including, without limitation, the Investment Guidelines); and

(e)to do and perform every act necessary and proper to be done in the exercise of the foregoing powers as fully as the Adviser might or could do if personally present.

4.Fund Information.  The Adviser agrees promptly to furnish to the Sub-Adviser all data and information regarding the Account that the Sub-Adviser may reasonably request to render the investment management services described above.  The Adviser shall be solely responsible for the completeness and accuracy of the data and information furnished to the Sub-Adviser hereunder.

5.Proxy Voting.  Unless the Adviser gives the Sub-Adviser written instructions to the contrary, the Sub-Adviser shall, in good faith and in a manner which it reasonably believes best serves the interests of the Fund’s shareholders, timely direct the Custodian as to how to vote such proxies as may be necessary or advisable in connection with any matters submitted to a vote of shareholders of securities held by the Fund. The Sub-Adviser shall act in accordance with its written proxy voting policies and procedures and take or cause to be taken all necessary action in accordance therewith.  The Sub-Adviser shall promptly provide the Adviser with its proxy voting policies and procedures and any material revisions thereto.

6.Brokerage.

(a)The Adviser understands and agrees that, to the extent applicable, the Sub-Adviser’s brokerage practices shall be consistent with the disclosure contained in the Sub-Adviser’s Form ADV Part 2 disclosure document.

(b)The Sub-Adviser shall select the brokers, dealers, banks and intermediaries to effect transactions for the Account.  The Sub-Adviser shall at all times seek to obtain best execution of all transactions executed for the Account.  The Sub-Adviser may agree to reasonable commissions, fees and other charges on behalf of the Account, taking into account all such factors as the Sub-Adviser deems relevant, including the quality of research and other services made available to the Sub-Adviser (even if such services are not for the exclusive benefit of the Account).  The Adviser understands that the Sub-Adviser may enter into soft-dollar arrangements in line with the safe harbor guidelines contained in Section 28(e) of the U.S. Securities Exchange Act of 1934, as amended (the “Exchange Act”).

7.Market Value and Fee Statement.  The Assets shall at all times be maintained exclusively in the custody of the Custodian or one or more other financial institutions approved by the Adviser and the Sub-Adviser and consistent with applicable law.  The Sub-Adviser will calculate the Market Value (as defined below) of the Assets in the Account in accordance with the guidelines agreed to with the Adviser.  The Sub-Adviser shall provide the Custodian and the Adviser with the Market Value of the Account as of the last business day of each quarter and an itemized statement setting forth the calculation of the Sub-Advisory Fee (as defined in Exhibit A) due to the Sub-Adviser in respect of such quarter (a “Market Value and Fee Statement”).  The Adviser shall pay such amounts to the Sub-Adviser in accordance with the timeframes set forth in Exhibit A.  The “Market Value” of the Assets or a portion thereof means at any date the assets in the Account, which includes all cash and cash equivalents and accrued interest thereon and the market value of its financial instruments, less all liabilities of the Account as calculated by the Sub-Adviser in accordance with the guidelines agreed to with the Sub-Adviser.

8.Other Activities.

(a)The Adviser acknowledges and understands that the Sub-Adviser may engage in an investment advisory business apart from managing the Assets.  This may create conflicts of interest with the Account over the Sub-Adviser’s time devoted to managing the Assets and other accounts and the allocation of investment opportunities among accounts (including the Account) managed by the Sub-Adviser.  The Sub-Adviser shall attempt to resolve all such conflicts in a manner that is generally fair to all of its clients.  The Adviser confirms that the Sub-Adviser may give advice and take action with respect to any of its other clients or accounts that may differ from advice given or the timing or nature of action taken with respect to the Assets; however, it is the Sub-Adviser’s policy, to the extent practicable, to allocate investment opportunities to the Account over a period of time on a fair and equitable basis relative to other accounts.  Nothing in this Agreement shall be deemed to obligate the Sub-Adviser to acquire for the Account any financial instrument that the Sub-Adviser or its directors, officers, partners, members or employees may acquire for the account of any other client, if, in the absolute discretion of the Sub-Adviser, it is not practical or desirable to acquire a position in such financial instrument for the Account.

(b)If the Sub-Adviser determines that it would be appropriate for the Account and one or more other managed accounts to participate in an investment opportunity, the Sub-Adviser will seek to execute orders for the Account and for such other accounts on an equitable basis.  In such situations, the Sub-Adviser may place orders for the Account and each such other account simultaneously, and if all such orders are not filled at the same price, the Sub-Adviser may cause the Account and each such account to pay or receive the average of the prices at which the orders were filled for the Account and all such accounts.  If all such orders cannot be fully executed under prevailing market conditions, the Sub-Adviser may allocate the financial instruments traded among the Account and such other accounts in a manner which it considers equitable, taking into account the size of the order placed for the Account and each such other account as well as any other factors which it deems relevant.

9.Fees and Expenses.  For its services hereunder, the Adviser shall pay the Sub-Adviser the Sub-Advisory Fee outlined in Exhibit A.  The Adviser or Fund, as applicable, shall be responsible for all custodial fees, brokerage commissions, clearing fees, investment expenses, interest and withholding or transfer taxes incurred in connection with trading for the Account as well as all operating expenses of the Account including without limitation all administration fees, the Custodian’s fees, and legal fees and extraordinary expenses.  The Sub-Adviser shall be responsible for all internal operating expenses of the Sub-Adviser.

10.Representations by the Sub-Adviser.  The Sub-Adviser represents and warrants to the Adviser as follows:

(a)The Sub-Adviser is registered with the United States Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and will maintain such registration at all times during the term of this Agreement.

(b)The Sub-Adviser and its principals have all governmental and regulatory approvals and have effected all filings and registrations with governmental and regulatory agencies required to conduct its business and to perform its obligations under this Agreement other than the licenses, approvals, filings or registrations the absence of which would not result in a material adverse effect with respect to its management of the Assets, business, prospects or financial condition.

(c)The Sub-Adviser has the requisite legal capacity and authority to execute, deliver and perform its obligations under this Agreement.  This Agreement has been duly authorized, executed and delivered by the Sub-Adviser and is the legal, valid and binding agreement of the Sub-Adviser, enforceable against the Sub-Adviser in accordance with its terms.  The Sub-Adviser’s execution of this Agreement and the performance of its obligations hereunder do not conflict with or violate any provisions of the governing documents of the Sub-Adviser or any obligations by which the Sub-Adviser is bound, whether arising by contract, operation of law or otherwise.  The Sub-Adviser has complied and will comply in all material respects with all laws, rules, regulations and orders applicable to it and its business and operations.

(d)There is no pending nor, to the best knowledge of the Sub-Adviser, threatened any action, suit, proceeding, or investigation before or by any court, governmental, regulatory, self-regulatory or exchange body to which the Sub-Adviser or any of its principals is a party which might reasonably be expected to result in any material adverse change in the condition, financial or otherwise, business or prospects of the Sub-Adviser or its principals or their ability to perform their obligations under this Agreement.  To the extent permitted by law, the Sub-Adviser shall inform the Adviser promptly if the Sub-Adviser or any of its principals become the subject or receives written or other formal notice of any such investigation, claim or proceeding.

(e)The Sub-Adviser shall inform the Adviser promptly if any of the preceding representations or warranties of the Sub-Adviser cease to be true in any material respect.

(f)In accordance with Rules 10f-3, 12d3-1 and 17a-10 under the 1940 Act, and any other applicable law or regulation, the Sub-Adviser shall not consult with: (1) any other sub-adviser to the Fund (or any affiliate of such sub-adviser under common control with such sub-adviser), (2) any sub-adviser to any other portfolio or portion of the Fund (or any affiliate of such sub-adviser under common control with such sub-adviser), or (3) any sub-adviser of another investment company for which the Adviser serves as investment adviser, in each case concerning transactions for the Fund in securities or other assets; provided, however, that nothing in this Section 9(f) shall prohibit the Sub-Adviser from consulting with any of the other sub-advisers concerning compliance with paragraphs (a) and/or (b) of Rule 12d3-1 under the 1940 Act.

11.Representations by the Adviser.  The Adviser represents to the Sub-Adviser as follows:

(a)The Adviser has provided the Sub-Adviser with its physical address and a date and jurisdiction of its organization.  In the event of any change in the applicable status of the Adviser or the Fund, the Adviser will promptly inform the Sub-Adviser thereof.

(b)The Adviser has the requisite legal capacity and authority to execute, deliver and perform its obligations under this Agreement.  This Agreement has been duly authorized by the Adviser and by the Trustees of the Fund, and executed and delivered by the Adviser and is the legal, valid and binding agreement of the Adviser, enforceable in accordance with its terms.  The Adviser’s execution of this Agreement and the performance of its obligations hereunder do not conflict with or violate any provisions of the governing documents (if any) of the Adviser or any obligations by which the Adviser is bound, whether arising by contract, operation of law or otherwise.  The Adviser has complied and will comply in all material respects with all laws, rules, regulations and orders applicable to it and its business and operations.

                                                    (c)There is no pending nor, to the best knowledge of the Adviser, threatened action, suit, proceeding, or investigation before or by any court, governmental, regulatory, self-regulatory or exchange body to which the Adviser, the Fund or any of their respective principals is a party which might reasonably be expected to result in any material adverse change in the condition, financial or otherwise, business or prospects of the Adviser or the Fund or their ability to perform their respective obligations under this Agreement.  The Adviser shall inform the Sub-Adviser promptly if the Adviser, the Fund or any of their respective principals become subject to or receive notice of any such investigation, claim or proceeding.

(d)The Adviser represents that it has the authority to appoint the Sub-Adviser to manage (including the power to acquire and dispose of) any of its assets, including the Assets, as contemplated under this Agreement.  The Adviser has authority over all of the Assets, and except as have been or may be disclosed by the Adviser to the Sub-Adviser as contemplated by Section 4 hereof, there are no restrictions on the pledge, hypothecation, transfer, sale or public distribution of such Assets.

(e)The Adviser represents that, to its knowledge, the contributions to the Assets were not directly or indirectly derived from activities that may contravene federal, state and international laws and regulations, including anti-money laundering laws.

(f)To the best knowledge of the Adviser, none of: (i) the Adviser; (ii) any person controlling, controlled by, or under common control with the Adviser; (iii) any person having a beneficial interest in the Adviser; or (iv) any person for whom the Adviser is acting as agent or nominee in connection with this investment is a country, territory, individual or entity named on the list of prohibited countries, territories, persons and entities maintained by the U.S. Treasury Department’s Office of Foreign Assets Control (“OFAC”) published on the OFAC website at <http://www.treas.gov/ofac>, or is an individual or entity that resides or has a place of business in a country or territory named on such list.

(g)The Adviser has adopted procedures designed to elicit information from the persons described in clauses (ii) through (iv) of the preceding paragraph in order to substantiate the statements contained in the foregoing representation.

(h)The Adviser shall inform the Sub-Adviser promptly if any of the preceding representations or warranties of the Adviser cease to be true in any material respect.

12.Records and Reports.

(a)The Sub-Adviser shall maintain such books and records concerning the Account for inspection by the Adviser on behalf of the Fund as are required under the 1940 Act. The Sub-Adviser hereby agrees that all records that it maintains for the Fund are the property of the Fund and further agrees to surrender promptly to the Fund any of such records upon the Fund’s or the Adviser’s request in compliance with the requirements of Rules 31a-3 and 31a-4 under the 1940 Act, although the Sub-Adviser may, at its own expense, make and retain a copy of such records.

(b)The Sub-Adviser shall timely provide such information and reports as the Fund’s Trustees and the Adviser may reasonably request concerning the services provided by the Sub-Adviser and the investment activities of the Fund, including without limitation all material as reasonably may be requested by the Directors of the Fund pursuant to Section 15(c) of the 1940 Act. The Sub-Adviser further agrees to provide the Adviser a quarterly report, in narrative form, that summarizes the status and the performance of the Account during the preceding quarter.

                           13.Confidentiality.

(a)The Sub-Adviser and the Adviser each acknowledge that, during the term of this Agreement, each party shall have access to confidential and proprietary information of the other party, including information regarding investment and trading strategies, investments made and positions held by clients and funds (collectively known as “Confidential Information”).  Such Confidential Information of either party may not be used in any way by the other party for its own private, commercial, or marketing purposes or, directly or indirectly, disclosed to or discussed with any other person or entity, except those directors, officers, employees or agents of each party whose access to Confidential Information is reasonably necessary to enable each party to perform its services as contemplated under this Agreement, as otherwise required by applicable law or provided herein.  Unaffiliated, third party agents and individuals receiving Confidential Information should be made aware that such information is confidential and the Sub-Adviser or Adviser as applicable will be responsible for any breach by its directors, officers, employees, or its agents.  Other than as explicitly authorized herein, the Adviser shall not use any materials referring to the Sub-Adviser in any manner without the Sub-Adviser’s prior approval.

(b)Notwithstanding Section 13(a) above, the Adviser and the Sub-Adviser may provide information regarding investment positions held in the Account and the performance of the Account to the Trustees of the Fund, the Custodian, auditors, government regulators and other authorized agents of such persons, in the ordinary course of the Fund’s and/or the Sub-Adviser’s business and in compliance with all of the Fund’s requirements as an investment company registered under the 1940 Act, the Securities Act of 1933, as amended, and in compliance with the Exchange Act. The Adviser and the Sub-Adviser shall also be permitted to disclose confidential information pursuant to a subpoena, court order, statute, law, rule, regulation or other similar requirement; provided, however, that to the extent reasonably practical and permitted by law, the parties agree to provide prompt notice of such disclosure to each other to allow the non-disclosing party to seek (at such non-disclosing party’s expense) an appropriate protective order or other appropriate remedy.

(c)Notwithstanding Section 13(a), the Adviser and the Sub-Adviser may disclose to any and all persons, without limitation of any kind, the tax treatment and tax structure of (i) the Fund and (ii) any transaction entered into by the Fund, and all materials of any kind (including opinions or other tax analyses) relating to such tax treatment and tax structure; provided that such tax treatment or tax structure disclosure shall not include the disclosure of the identity of the Fund, the Adviser, the Sub-Adviser or their respective affiliates.

14.Indemnification.

(a)The Sub-Adviser shall not be liable to the Fund, the Adviser or to any of their respective members for any loss or damage occasioned by any acts or omissions in the performance of its services as Sub-Adviser, unless such loss or damage is due to the willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser, or reckless disregard of its obligations and duties hereunder, or as otherwise required by law.

(b)The Sub-Adviser shall indemnify and hold harmless the Fund and the Adviser from and against any expense, loss, liability or damage incurred by the Fund or the Adviser as a result of the willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser, or reckless disregard of its obligations and duties hereunder, or as otherwise required by law.

(c)The Adviser and the Fund shall indemnify and hold harmless the Sub-Adviser and its principals and employees from and against any expense, loss, liability or damage incurred by the Sub-Adviser by reason of being or having been the Sub-Adviser to the Fund; provided, however, that the Sub-Adviser shall not be so indemnified to the extent that such expense, loss, liability or damage shall have been incurred or suffered by the Sub-Adviser by reason of its willful misfeasance, bad faith or gross negligence, or reckless disregard of its obligations and duties hereunder, or as otherwise required by applicable law.

(d)The Sub-Adviser shall not be liable for the acts or omissions of the Custodian, and other agents or third parties selected by the Sub-Adviser to perform or assist the Sub-Adviser in performing services in connection with this Agreement provided that the Sub-Adviser was not grossly negligent in selecting or monitoring such persons as appropriate.

15.Account Losses.  To the extent permitted under applicable law, the Fund and the Adviser agree that the Sub-Adviser shall not be liable to the Fund or the Adviser for any losses incurred by the Account that arise out of or are in any way connected with any recommendation or other act or failure to act of the Sub-Adviser under this Agreement, including, but not limited to, any error in judgment with respect to the Account, so long as such recommendation or other act or failure to act does not constitute a breach of the Sub-Adviser’s fiduciary duty to the Adviser and such loss or damage is not due to the willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser, or reckless disregard of its obligations and duties hereunder.

16.Withdrawals from Account.

(a)Prior to the termination of this Agreement, the Adviser shall have the right, at its sole discretion, to withdraw all or a portion of the Assets from the Account.  Typically, five days’ notice will be provided to the Sub-Adviser.  Unless and until otherwise provided by the Adviser in any written withdrawal notice, income and other money so arising with respect to the Assets shall form part of the Account.

(b)Notwithstanding the provisions of sub-paragraph (a) above where a notice of withdrawal in respect of any part of the Assets has been served and:

(i)	the Sub-Adviser has, prior to receipt of such notice, entered into an irrevocable commitment to dispose of such part; or
(ii)

the Sub-Adviser has, prior to such receipt, entered into an irrevocable commitment to make a payment for the acquisition of any asset on behalf of the Account, such that the withdrawal may not be made, and the Sub-Adviser shall be entitled to deal with such part of the Assets to which the notice of withdrawal relates to the extent necessary to fulfill such commitments and will as soon as practicable transfer to or to the order of the Adviser the proceeds of disposal of such part of the Assets and any assets acquired pursuant to or in connection with the fulfillment of such commitment.

17.Term and Effectiveness.

(a)This Agreement shall become effective as of the date of its execution, providing it has been approved: (i) by the vote of a majority of the outstanding voting securities of the Fund pursuant to Section 15(a) of the 1940 Act and a majority of the Fund’s directors who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of any such party (the “Independent Directors”), cast at a meeting called for the purpose of voting on such approval, or (ii) in accordance with exemptive relief received from the Securities and Exchange Commission (the “SEC”) that would permit the Adviser, subject to the approval of the Trustees of the Fund, to appoint the Sub-Adviser without first obtaining approval of a majority of the outstanding voting securities of the Fund.

(b)The Agreement shall remain in effect for a period of two (2) years, and thereafter shall continue for successive annual periods, provided that such continuance is specifically approved at least annually by (i) the Trustees of the Fund, or by the vote of the outstanding securities of the Fund (as determined pursuant to Section 2(a)(42) of the 1940 Act), and (ii) a majority of the Independent Directors, cast at a meeting called for the purpose of voting on such approval.

18.Termination.

(a)This Agreement may be terminated at any time (i) by the Adviser or (ii) by the Sub-Adviser, in each case, upon thirty (30) calendar days written notice to the other party.  In addition, the Agreement may be terminated at any time, without the payment of any penalty, by (i) vote of the Trustees of the Fund; or (ii) vote of a majority of the outstanding voting securities of the Fund (as determined pursuant to Section 2(a)(42) of the 1940 Act), upon not more than sixty (60) days’ written notice to the Sub-Adviser, in accordance with Section 15(a)(3) of the 1940 Act.

(b)Upon termination of this Agreement, the Sub-Adviser shall use its best efforts to liquidate the Assets as soon as practicable after the effective date of termination, unless the Adviser provides written notice to the contrary.

(c)In the event of the termination of this Agreement, the provisions of Section 9 (relating to the Fund’s fee and expenses payment obligations with respect to period on or before the date of the termination or the liquidation of the Account) and Sections 12, 13 and 14 shall survive.

19.Modification.  Except as otherwise expressly provided herein, this Agreement shall not be amended nor shall any provision of this Agreement be considered modified or waived unless evidenced by a writing signed by the party to be charged with such amendment, waiver or modification.  The effect of any material change in this Agreement will create a new contract that must be approved either: (i) by the vote of a majority of the outstanding voting securities of the Fund pursuant to Section 15(a) of the 1940 Act, or (ii) in accordance with an exemptive relief received from the SEC that would permit the Adviser, subject to the approval of the Trustees of the Fund, to appoint the Sub-Adviser without first obtaining approval of a majority of the outstanding voting securities of the Fund.

20.Entire Agreement; Binding Effect; Assignment.  This Agreement represents the entire agreement between the parties and shall be binding upon and inure to the benefit of the parties hereto and their respective successors.  The Agreement and each party’s rights and obligations hereunder shall not be assignable, transferable or delegable without the written consent of the other party hereto, except that the Sub-Adviser may assign the Agreement to its affiliate.

This Agreement shall terminate automatically in the event of its assignment in accordance with Section 15(a)(4) of the 1940 Act.

21.Independent Contractor.  The Sub-Adviser is and shall hereafter act as an independent contractor and not as an employee of the Adviser or the Fund, and nothing in this Agreement may be interpreted or construed to create any employment, partnership, joint venture or other relationship between the Sub-Adviser and the Adviser or the Fund.

22.Delivery of Information. To the extent applicable, the Adviser acknowledges receipt of the Sub-Adviser’s brochure required to be delivered under the Advisers Act (including the information in Part 2 of the Sub-Adviser’s Form ADV).  The Sub-Adviser agrees to deliver annually, without charge, the Sub-Adviser’s brochure required by the Advisers Act.  The Sub-Adviser will also deliver its brochure to the Adviser without charge in the event of a material change therein.

23.Consent to Electronic Delivery of Documents.  The Adviser hereby acknowledges and agrees to the Sub-Adviser delivering communications and documents by electronic means rather than traditional mailing of paper copies.  By consenting to the electronic delivery of all information relating to the Account, the Adviser authorizes the Sub-Adviser to deliver all communications by e-mail to the address specified by the Adviser.  The Adviser acknowledges possessing the technical ability and resources to receive electronic delivery of documents.  The Adviser further consents that the Sub-Adviser may provide in any electronic medium (including via e-mail) any disclosure or document that is required by applicable securities laws to be provided by the Sub-Adviser.  The consent granted herein will last until revoked by the Adviser.

24.Certain Definitions.  Where the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is modified or interpreted by any applicable order or orders of the SEC, any rules or regulations adopted by, or interpretative releases of, the SEC, or any applicable guidance issued by the staff of the SEC, such provision will be deemed to incorporate the effect of such order, rule, regulation, interpretative release, or guidance.

25.Governing Law; Jurisdiction.  This Agreement shall be governed by and construed in accordance with the laws of the State of New York, without giving effect to conflicts of law provisions therein.

26.Notices.  All communications under this Agreement, including any instructions with respect to transactions in financial instruments and any notices provided in accordance with this Agreement, must be in writing and shall be deemed duly given and received when delivered personally, when sent by facsimile transmission or e-mail (with electronic receipt), three (3) days after being sent by first class mail, or one (1) business day after being deposited for next-day delivery with Federal Express or another nationally-recognized overnight delivery service, all charges or postage prepaid, properly addressed to the party to receive such notice at that party’s address indicated below that party’s signature on this Agreement, or at any other address that either party may designate by notice to the other.

27.Severability.  The invalidity or unenforceability of any provision hereof shall in no way affect the validity or enforceability of any and all other provisions hereof.

28.Counterparts.  This Agreement may be signed in any number of counterparts.  Any single counterpart or a set of counterparts signed in either case by the parties hereto shall constitute a full and original agreement for all purposes.  This Agreement may be executed in written form or using electronic or digital technology, whether it is a computer-generated signature, an electronic copy of the party’s true ink signature, DocuSign, facsimile or otherwise.  Delivery of an executed counterpart of the Agreement by facsimile, e-mail transmission via portable document format (.pdf), DocuSign, or other electronic means will be equally as effective and binding as delivery of a manually executed counterpart.

29.No Third-Party Beneficiaries.  The Fund is a third party beneficiary to this Agreement.  Aside from the Fund, nothing in this Agreement, express or implied, is intended to or shall confer upon any person not a party hereto (including, but not limited to, shareholders of the Fund) any right, benefit or remedy of any nature whatsoever under or by reason of this Agreement.

30.No Waiver of Rights.  Notwithstanding anything in this Agreement to the contrary, no provision of this Agreement shall be construed a waiver of rights that the Adviser and/or the Sub-Adviser have under applicable state and federal securities laws.

IN WITNESS WHEREOF, the parties have executed this Agreement as of the day and year first written above.

Versus Capital Advisors LLC

By:           /s/ Casey R. Frazier

Name: Casey R. Frazier

Title: Chief Investment Officer

Address: 5050 S. Syracuse Street, Suite 1100

Denver, Colorado 80237

E-mail: cfrazier@versuscapital.com

Lazard Asset Management LLC

By:        /s/ Nathan Paul

Name: Nathan Paul

Title: Chief Operating Officer

Address: 30 Rockefeller Plaza
New York, NY 10112
Attention: General Counsel

E-mail: lam.ny.legal@lazard.com

EXHIBIT A

FEE LETTER

            This letter constitutes our agreement with respect to compensation to be paid to Lazard Asset Management LLC (the “Sub-Adviser”) under the terms of an Investment Sub-Advisory Agreement dated November 1, 2023 between Versus Capital Advisors, LLC (the “Adviser”) and the Sub-Adviser, as amended from time to time for services provided (the “Agreement”), pursuant to which Sub-Adviser was appointed as an investment sub-adviser to manage certain assets of Versus Capital Infrastructure Income Fund (the “Fund”).  Pursuant to this Fee Letter and in consideration of the services to be provided under the Agreement, the Adviser shall pay the following annual fee, to be calculated and accrued daily and paid quarterly, in arrears, as set forth below.

Sub-Adviser’s annual fee for acting as investment manager is as follows:

0.30% of the Fund's assets managed by the Sub-Adviser

Billing Period and Fee Calculation Methodology

               The above fee shall be calculated on the basis of the average daily net asset value (as defined in the Fund’s prospectus) of the aggregate assets under management in the Account (as defined in the Agreement).  The fees shall be paid within 30 days of the start of each succeeding calendar quarter.  If the Sub-Adviser serves for less than a complete period, the fees owed to the Sub-Adviser shall be calculated on a pro-rata basis for the period for which the Sub-Adviser has served.

LAZARD ASSET MANAGEMENT LLC

By:   /s/ Nathan Paul

Name: Nathan Paul

Title: Chief Operating Officer

Versys Capital Advisors LLC

By:    /s/ Casey R. Frazier

Name: Casey R. Frazier

Title: Chief Investment Officer